MS P-1
                          SUPPLEMENT DATED MAY 19, 2005
                             TO THE PROSPECTUSES OF
                          MUTUAL SHARES SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                                DATED MAY 1, 2005

Each of the Class 1 and Class 2 prospectuses are amended by replacing the MANAGEMENT sections (each on page MS-6) with the following:

MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The team responsible for the Fund's management is:

PETER LANGERMAN
PRESIDENT, CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER OF
FRANKLIN MUTUAL

Mr. Langerman rejoined Franklin Templeton Investments in April 2005 and assumed the duties of portfolio manager of the Fund in May 2005. He joined Franklin Templeton in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual, before leaving in 2002 and serving as director of New Jersey's Division of Investment, overseeing employee pension funds. Mr. Langerman has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the Fund's investment policies and strategy. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

DEBBIE TURNER, CFA
ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

Ms. Turner has been an assistant portfolio manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment, and has been with Franklin Templeton Investments since 1996.

F. DAVID SEGAL
ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

Mr. Segal assumed the duties of assistant portfolio manager of the Fund in May 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For fiscal year ended December 31, 2004, the Fund paid a fee of 0.60% of its average daily net assets to Franklin Mutual for its services.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE
















MD P-1
                          SUPPLEMENT DATED MAY 19, 2005
                             TO THE PROSPECTUSES OF
                        MUTUAL DISCOVERY SECURITIES FUND
              (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                                DATED MAY 1, 2005

Each of the Class 1 and Class 2 prospectuses are amended by replacing the MANAGEMENT sections (each on page MD-6) with the following:

MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

The team responsible for the Fund's management is:

ANNE E. GUDEFIN CFA
PORTFOLIO MANAGER OF FRANKLIN MUTUAL

Ms. Gudefin assumed the duties of portfolio manager of the Fund in May 2005, and has been with Franklin Templeton Investments since 2000. Previously she was an analyst at Perry Capital. Ms. Gudefin has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

F. DAVID SEGAL
ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL

Mr. Segal has been an assistant manager of the Fund since 2002, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of MetLife for the period 1999-2002.

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2004, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE